Summary of Total Interest Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Amortization of debt discount and debt issuance costs including initial purchaser discount	$ 12,550	$ 10,057
0.25% Convertible Senior Note Due 2022
Debt Instrument [Line Items]
0.25% contractual coupon	874	731
Amortization of debt discount and debt issuance costs including initial purchaser discount	12,550	10,058
Interest expense	$ 13,424	$ 10,789